Time Deposits	12 Months Ended
Mar. 31, 2014
Equity [Abstract]
Time Deposits
5.	TIME DEPOSITS

As of March 31, 2014, a time deposit of RMB70,472,817 (equivalent to USD11,339,515) (as at March 31, 2013: nil) was deposited with a creditworthy bank with an original maturity of more than three months when acquired. The time deposit bore interest at 3.35% per annum and matured in July 2014.